Segment Information - Schedule of Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Revenue		$ 1,060,442
Less cost of revenue		793,400
Less significant segment expenses:
Amortization expenses	2,380,000	1,780,000
Payroll expenses	635,905	1,163,289
Professional expenses	670,193	397,219
Travel expenses	141,557	166,349
Other selling, general and administrative expenses	74,160	119,930
Allowance for credit losses	740,000	15,786,550
Stock-based compensation expenses	1,671,472	2,192,437
Impairment loss of intangible assets	14,626,083
Other segment items:
Other income, net		(333,333)
Interest income	(600,002)
Amortization of debt issuance costs	1,962,696	72,284
Finance expense	516,814	46,570
Segment net loss	$ (22,818,878)	$ (21,124,253)